Document And Entity Information	Nov. 12, 2026
Document Information [Line Items]
Entity, Registrant Name	NEONODE INC.
Document, Type	8-K
Document, Period End Date	Nov. 12, 2026
Entity, File Number	001-35526
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	94-1517641
Entity, Address, Address Line One	Karlavägen 100
Entity, Address, Postal Zip Code	115 26
Entity, Address, City or Town	Stockholm
Entity, Address, Country	SE
City Area Code	+46 (0)
Local Phone Number	702958519
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NEON
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000087050